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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):          [_] is a restatement
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number:  028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:


/s/ Richard Duff                San Francisco, CA               11/10/2011
---------------------           -----------------               ----------
    [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1

Form 13F Information Table Entry Total:                  32

Form 13F Information Table Value Total (x$1000):    139,709
                                                 (thousands)

List of Other Included Managers: Hatteras Alternative Mutual Funds Trust

                                (See attachment)

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
Column 1                      Column 2 Column 3    Column 4         Column 5      Column 6   Column 7             Column 8
--------                      -------- --------    --------         --------      --------   --------             --------
                              Title of           Value        Shares or Sh/ Put/ Investment Other     Voting Authority
Name of Issuer                 Class   CUSIP     (x$1000)     Prn Amt   Prn Call Discretion Managers  Sole       Shared  None
ABOVENET INC                  Common   00374N107     2,005.18    37,410 SH           Sole                 37,410
                                                       349.47     6,520 SH          Other                          6,520
AIR TRANSPORT SERVICES        Common   00922R105     1,940.58   448,170 SH           Sole                448,170
                                                       327.04    75,530 SH          Other                         75,530
ALIGN TECHNOLOGY INC          Common   016255101     3,449.51   227,390 SH           Sole                227,390
                                                       604.22    39,830 SH          Other                         39,830
ALLIANCE DATA SYSTEMS         Common   018581108     5,854.93    63,160 SH           Sole                 63,160
                                                       924.22     9,970 SH          Other                          9,970
ARRIS GROUP INC               Common   04269Q100     3,466.33   336,537 SH           Sole                336,537
                                                       572.78    55,610 SH          Other                         55,610
ATLAS AIR WORLDWIDE HLDG      Common   049164205     1,949.80    58,570 SH           Sole                 58,570
                                                       379.51    11,400 SH          Other                         11,400
BROCADE COMMUNS SYS NEW       Common   111621306     6,931.57 1,604,530 SH           Sole              1,604,530
                                                     1,220.44   282,510 SH          Other                        282,510
CARDTRONICS INC               Common   14161H108     5,558.10   242,500 SH           Sole                242,500
                                                     1,145.77    49,990 SH          Other                         49,990
CARTERS INC                   Common   146229109     4,961.41   162,456 SH           Sole                162,456
                                                       850.54    27,850 SH          Other                         27,850
CHICOS FAS INC                Common   168615102     3,508.21   306,930 SH           Sole                306,930
                                                       548.07    47,950 SH          Other                         47,950
COPART INC                    Common   217204106     2,351.89    60,120 SH           Sole                 60,120
                                                       402.94    10,300 SH          Other                         10,300
FINANCIAL ENGINES ORD         Common   317485100     4,704.43   259,770 SH           Sole                259,770
                                                       819.66    45,260 SH          Other                         45,260
HEARTLAND PAYMENT SYS         Common   42235N108       548.41    27,810 SH           Sole                 27,810
                                                            0         0 SH          Other                              0
HELIX ENERGY SOLUTION GP      Common   42330P107     2,492.41   190,260 SH           Sole                190,260
                                                       411.21    31,390 SH          Other                         31,390
HOLOGIC INC                   Common   436440101     4,158.41   273,400 SH           Sole                273,400
                                                       690.53    45,400 SH          Other                         45,400
INTEGRATED DEVICE TECH        Common   458118106     3,393.28   658,890 SH           Sole                658,890
                                                       576.34   111,910 SH          Other                        111,910
INTL RECTIFIER CORP           Common   460254105     3,983.56   213,940 SH           Sole                213,940
                                                       655.05    35,180 SH          Other                         35,180
K V H INDUSTRIES INC          Common   482738101     2,768.66   350,020 SH           Sole                350,020

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
                                                       158.28    20,010 SH          Other                         20,010
LANDSTAR SYSTEM INC           Common   515098101     2,915.26    73,692 SH           Sole                 73,692
                                                       496.87    12,560 SH          Other                         12,560
MAGMA DESIGN AUTOMATION       Common   559181102     5,628.58 1,237,050 SH           Sole              1,237,050
                                                     1,157.16   254,320 SH          Other                        254,320
MASTEC INC                    Common   576323109     3,291.66   186,920 SH           Sole                186,920
                                                       641.53    36,430 SH          Other                         36,430
MISTRAS GROUP INC             Common   60649T107     3,513.93   200,110 SH           Sole                200,110
                                                       586.15    33,380 SH          Other                         33,380
NATIONAL CINEMEDIA INC        Common   635309107     3,454.54   238,080 SH           Sole                238,080
                                                       607.82    41,890 SH          Other                         41,890
NEWPORT ORD                   Common   651824104     4,574.58   423,180 SH           Sole                423,180
                                                       949.66    87,850 SH          Other                         87,850
NIC ORD                       Common   62914B100     3,414.05   298,170 SH           Sole                298,170
                                                       558.42    48,770 SH          Other                         48,770
PLANTRONICS INC               Common   727493108     4,445.88   156,270 SH           Sole                156,270
                                                       731.45    25,710 SH          Other                         25,710
ROVI CORPORATION              Common   779376102     4,618.20   107,450 SH           Sole                107,450
                                                       808.45    18,810 SH          Other                         18,810
SCIENTIFIC GAMES CORP         Common   80874P109     2,762.77   388,030 SH           Sole                388,030
                                                       539.98    75,840 SH          Other                         75,840
SOURCEFIRE INC NEW            Common   83616T108     3,294.96   123,130 SH           Sole                123,130
                                                       564.10    21,080 SH          Other                         21,080
STR HOLDINGS INC              Common   78478V100     3,851.36   474,890 SH           Sole                474,890
                                                       674.59    83,180 SH          Other                         83,180
VALUEVISION MEDIA CL A        Common   92047K107     1,421.40   602,290 SH           Sole                602,290
                                                       250.23   106,030 SH          Other                        106,030
WORLD FUEL SERVICES CORP      Common   981475106     7,966.34   243,992 SH           Sole                243,992
                                                     1,326.57    40,630 SH          Other                         40,630